Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Detail) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments - manufacturing and clinical	£ 1,081	£ 1,890
Prepayments - other	888	1,416
Accrued income	21	36
VAT	663	601
Other receivables	18	14
Prepayments, accrued income and other receivables	£ 2,671	£ 3,957